SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 19, 2014	Apr. 08, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of option
Exercised			(894,760)	(2,276,320)	(5,274,480)	(22,742,660)
Restricted shares granted to employees and directors [Member]
Number of option
Outstanding, January 1, 2017			0
Granted			12,580,280
Forfeited			0
Exercised			0
Outstanding, December 31, 2017			12,580,280	0
Vested and expected to vest at December 31, 2017			12,580,280
Exercisable at December 31, 2017			0
Weighted average grant date fair value per share
Granted			$ 0.96
Outstanding, December 31, 2017			0.96
Vested and expected to vest at December 31, 2017			$ 0.96
Weighted average remaining contractual year
Outstanding			9 years 7 months 17 days
Granted			9 years 7 months 17 days
Vested and expected to vest at December 31, 2017			9 years 7 months 17 days
Aggregated intrinsic value
Outstanding			$ 12,719	$ 12,719
Vested and expected to vest at December 31, 2017			$ 12,719
Employees and Directors [Member]
Number of option
Outstanding, January 1, 2017			55,382,320
Granted		13,864,000	0	0	0
Forfeited			(12,500,000)
Exercised			(894,760)
Outstanding, December 31, 2017			41,987,560	55,382,320
Vested and expected to vest at December 31, 2017			41,762,129
Exercisable at December 31, 2017			37,006,200
Weighted average exercise price
Outstanding, January 1, 2017			$ 1.7
Granted	$ 3.232	$ 0.40	0
Forfeited			1.79
Exercised			1.22
Outstanding, December 31, 2017			1.04	$ 1.7
Vested and expected to vest at December 31, 2017			1.05
Exercisable at December 31, 2017			0.95
Weighted average grant date fair value per share
Outstanding, January 1, 2017			1.12
Granted			0	0.89
Forfeited			0.9
Exercised			1.28
Outstanding, December 31, 2017			1.18	$ 1.12
Vested and expected to vest at December 31, 2017			1.19
Exercisable at December 31, 2017			$ 1.22
Weighted average remaining contractual year
Outstanding			1 year 7 months 2 days	2 years 7 months 24 days
Vested and expected to vest at December 31, 2017			1 year 6 months 4 days
Exercisable at December 31, 2017			1 year 6 months 11 days
Aggregated intrinsic value
Outstanding			$ 3,986
Vested and expected to vest at December 31, 2017			3,803
Exercisable at December 31, 2017			$ 3,986